Financial Risk Management (Details 3) - Currency risk [member] € in Thousands, د.إ in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 AED (د.إ)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 CHF (SFr)	Mar. 31, 2025 AUD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 AED (د.إ)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 CHF (SFr)	Mar. 31, 2024 AUD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 AED (د.إ)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2023 CHF (SFr)	Mar. 31, 2023 AUD ($)
Cash and cash equivalents [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ 242	€ 0	£ 45	د.إ 0	$ 0	$ 0	SFr 0	$ 0	$ 600	€ 5	£ 105	د.إ 0	$ 0	$ 0	SFr 0	$ 0	$ 405	€ 44	£ 69	د.إ 0	$ 0	$ 0	SFr 0	$ 0
Trade receivables [member]
Disclosure of financial risk management [Line Items]
Net credit exposure	13,231	511	12	0	0	0	0	0	20,900	610	85	0	0	0	0	0	28,052	411	85	0	0	0	0	0
Trade payables [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(15,450)	(375)	(83)	(15)	(93)	0	0	0	(8,050)	(418)		(29)	0	0	0	0	(28,575)	(250)	(34)	(27)	0	0	0	0
Foreign currency loan [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(2,574)	0		0		0	0	0	(2,200)	0		0	0	0	0	0	(6,059)	0	0	0	0	0	0	0
Net balance sheet exposure [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ (4,551)	€ 136	£ (26)	د.إ (15)	$ (93)	$ 0	SFr 0	$ 0	$ 11,250	€ 197	£ 190	د.إ (29)	$ 0	$ 0	SFr 0	$ 0	$ (6,177)	€ 205	£ 120	د.إ (27)	$ 0	$ 0	SFr 0	$ 0